Reinsurance	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Reinsurance	Reinsurance
The Company uses reinsurance as a risk mitigation strategy as well as a growth strategy. The Company assumes reinsurance from unaffiliated insurers in order to take on insurance risks not directly underwritten by the Company. The Company also cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly monitors the financial condition and ratings of its reinsurers and structures agreements to provide collateral funds where necessary.
Assumed Reinsurance
As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 30, 2021 (Successor Company), the Company entered into a reinsurance agreement with Allianz, whereby the Company assumed certain blocks of FIA on a coinsurance basis, including certain policies with living withdrawal benefits. The Company also acquired general account assets to support the assumed reserves. The Company paid $693 to Allianz upon closing, primarily relating to a ceding commission of $866, offset by cash settlements and recorded a deferred gain on the transaction of approximately $25. The following table presents the impact on the Consolidated Balance Sheets from the Company's assumed reinsurance:

As of December 31, 2021 (Successor Company)
Assets
Investments	$8,357
Cash	17
Other assets	75
Reinsurance recoverables	244
Total assets	$8,693
Liabilities
Reserve for future policy benefits	$616
Other policyholder funds and benefits payable	7,340
Other liabilities	27
Total liabilities	$7,983
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's assumed reinsurance.
Ceded Reinsurance
Reinsurance recoverables include balances due from reinsurance companies and are presented net of ACL, upon adoption of ASU 2016-13. For further information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. The ACL represents an estimate of expected credit losses over the lifetime of the contracts that reflect management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ inability to pay. Reinsurance recoverables include an estimate of the amount of policyholder benefits that may be ceded under the terms of the reinsurance agreements. Amounts recoverable from reinsurers are estimated in a manner consistent with assumptions used for the underlying policy benefits. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

Reinsurance Recoverables, net
	Successor Company	Predecessor Company
	As of December 31, 2021	As of December 31, 2020
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,850	$18,807
Commonwealth Annuity and Life Insurance Company ("Commonwealth")	8,718	7,579
TR Re	6,130	—
Other reinsurers	1,187	1,076
Gross reinsurance recoverables	35,885	27,462
Less: ACL	37	7
Reinsurance recoverables, net	$35,848	$27,455
As of December 31, 2021 (Successor Company), the Company had reinsurance recoverables from Commonwealth, Massachusetts Mutual Life Insurance Company ("MassMutual"), Prudential Financial, Inc. ("Prudential") and TR Re of approximately $8.7 billion, $6.8 billion, $13.1 billion and $6.1 billion, respectively. As of December 31, 2020 (Predecessor Company), the Company had reinsurance recoverables from Commonwealth, MassMutual and Prudential of $7.6 billion, $7.0 billion and $11.8 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to Commonwealth, MassMutual and Prudential are primarily secured by invested assets held in trust. The Company's obligations to its direct policyholders reinsured to TR Re are secured by invested assets held by the Company in segregated portfolios.

As disclosed in Note 1 - Basis of Presentation and Significant Accounting Policies, on December 30, 2021 (Successor Company), the Company entered into an affiliated reinsurance agreement with TR Re, primarily on a modified coinsurance basis. The Company paid TR Re $100 in ceding commission and an additional $84 to settle tax balances associated with the transaction as part of the arrangement and recorded a deferred gain of approximately $805. The following table presents the impact on the Consolidated Balance Sheets from the Company's affiliated reinsurance arrangement:

As of December 31, 2021 (Successor Company)
Assets
Reinsurance recoverables	$6,130
Total assets	6,130
Liabilities
Funds withheld liability	5,128
Other liabilities	818
Total liabilities	$5,946
For the period of July 1, 2021 through December 31, 2021 (Successor Company), there was not a material impact on the Consolidated Statements of Operations from the Company's affiliated reinsurance arrangements.
From December 31, 2021 (Successor Company) to December 31, 2020 (Predecessor Company), the ACL increased by $30 to $37. The Company closely monitors the financial condition, ratings and current market information of all its counterparty reinsurers and records an ACL considering the credit quality of the reinsurer, the invested assets in trust, and the period over which the recoverable balances are expected to be collected. Counterparty risk is assessed on a pooled basis in cases of shared risk characteristics, and separately for individual reinsurers when it is more relevant. The Company evaluates historical events, current conditions, and reasonable and supportable forecasts in developing its ACL estimate. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts and funds held accounts. The ACL is estimated using a probability of default and loss given default model applied to the amount of reinsurance recoverables, net of collateral, exposed to loss. The probability of default factor is assigned based on each reinsurer's credit rating. The Company reassesses and updates credit ratings on a quarterly basis. The probability of default factors encompass historical industry defaults for liabilities with similar durations to the reinsured liabilities as estimated through multiple economic cycles. The loss given default factors are based on a study of historical recovery rates for general creditors of corporations through multiple economic cycles.

Insurance Revenues
	Successor Company	Predecessor Company
	For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021	For the Years Ended December 31,
			2020	2019
Gross earned premium, fee income and other	$1,173	$1,210	$2,221	$2,375
Reinsurance assumed	69	64	125	115
Reinsurance ceded	(801)	(812)	(1,570)	(1,627)
Net earned premium, fee income and other	$441	$462	$776	$863
Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $782 for the period of July 1, 2021 to December 31, 2021 (Successor Company), $958 for the sixth months ended June 30, 2021 (Predecessor Company), and $1.5 billion and $1.4 billion for the years ended December 31, 2020 and 2019, respectively (Predecessor Company). In addition, the Company has reinsured a majority of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.